Material related party transactions - Additional information (Details) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2024 CNY (¥) shares	Dec. 31, 2025 shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jul. 31, 2024 USD ($) $ / shares
Material related party transactions
Number of shares issued for settlement		62,809,502
Yutong affiliates
Material related party transactions
Cost of goods sold | ¥			¥ 9.1	¥ 10.8
Restricted share units | Certain management personnel
Material related party transactions
Number of shares issued for settlement	80,544,159
Vested restricted shares units	45,449,991
Tax payable amount | ¥	¥ 394.2
Subscription agreement
Material related party transactions
Aggregate purchase price	¥ 689.6				$ 97.0
Issuance of new ordinary shares	18,774,194
Cash consideration (in dollars per share) | $ / shares					$ 5.17